Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In fiscal year 2025, we did not grant any stock options, stock appreciation rights, or similar awards as part of our equity compensation programs, and none of our NEOs held any such awards during 2025.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false